CONTINGENCIES AND ARBITRATIONS	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
CONTINGENCIES AND ARBITRATIONS	29 CONTINGENCIES AND ARBITRATIONS At present, there are no contingencies and arbitrations.